Note 13 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Property, plant and equipment	R$ 29,224.3	R$ 24,768.4
Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	26,664.0	22,852.9
Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	R$ 2,560.3	R$ 1,915.5